Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Schedule of Detailed Information About Trade Receivables
	2020	2019
Trade receivable	4,029,643	1,793,759
Allowance for expected credit losses	(432,108)	(107,995)
	3,597,535	1,685,764

Schedule of Trade Receivables by Exposure to Doubtful Accounts

The following table shows trade receivable by exposure to doubtful accounts on December 31, 2020:

	Trade receivable	Allowance for expected credit losses
Current	1,988,583	(53,352)
Past due:
Up to 30 days	1,506,460	(76,848)
31 to 60 days	173,121	(56,124)
61 to 90 days	111,735	(54,172)
91 to 180 days	249,744	(191,612)
	4,029,643	(432,108)

Trade receivables [member]
Statement [Line Items]
Schedule of Carrying Amount of Each Aging Range

Maximum exposure to credit risk at the reporting date is the carrying amount of each aging range, net of the allowance for expected credit losses, as shown in the aging list below:

	2020	2019
Current	1,988,583	1,501,958
Past due:
Up to 30 days	1,506,460	142,069
31 to 60 days	173,121	36,466
61 to 90 days	111,735	27,789
91 to 180 days	249,744	85,477
Allowance for expected credit losses	(432,108)	(107,995)
	3,597,535	1,685,764

Schedule of Allowance For Credit Losses

The changes in the allowance for expected credit losses for the year ended December 31, 2020 and 2019 are as follows:

Balance as of December 31, 2018	(129,242)
Additions	(209,515)
Write-offs (a)	232,034
Exchange variation	(1,272)
Balance as of December 31, 2019	(107,995)
Additions	(640,676)
Write-offs/reversals (a)	372,659
Exchange variation	(56,096)
Balance as of December 31, 2020	(432,108)

(a)    Refers to accounts overdue for more than 180 days which are written off when the Company has no expectation of recovering the trade accounts receivable and sales of customer portfolio.